Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases
Operating lease costs	¥ 19,439	$ 2,681	¥ 22,776
Operating lease expenses	2,364	326	1,850
Short term lease costs	¥ 17,075	$ 2,355	¥ 20,926
Operating lease, weighted average remaining lease term	1 year 8 months 23 days	1 year 8 months 23 days
Operating lease, weighted average discount rate	4.71%	4.71%
Operating cash flows used in operating leases	¥ 2,388	$ 329		¥ 2,586